Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net loss	$ (4,472,000)	$ (1,508,000)
Adjustments for non-cash items:
Deferred income tax recovery	(1,065,000)	(160,000)
Depreciation and depletion	985,000	1,204,000
Accretion of reclamation provision	23,000	49,000
Unrealized gain on investments	(101,000)	(1,050,000)
Unrealized foreign exchange loss	1,015,000	245,000
Unwinding of fair value adjustment on term facility	(12,000)	(30,000)
Fair value adjustment on warrant liability	(1,044,000)	1,149,000
Realized loss on warrants exercised	1,111,000	0
Share-based payments	1,114,000	370,000
Cash Flows From Used In Operations Before Changes In Working Capital	(2,446,000)	269,000
Net change in non-cash working capital items	1,284,000	(274,000)
Cash Flow from used in operation	(1,162,000)	(5,000)
Financing Activities
Shares and units issued for cash, net of issuance costs	19,146,000	3,683,000
Term facility payments	(1,667,000)	(1,667,000)
Finance lease payments	(172,000)	(462,000)
Equipment loan payments	(72,000)	(108,000)
Net Cash used in financing Activities	17,235,000	1,446,000
Investing Activities
Exploration and evaluation expenditures	(725,000)	(91,000)
Additions to plant, equipment and mining properties	(228,000)	(560,000)
Proceeds from sale of long-term investments	0	1,255,000
Purchase of long-term investments	0	(1,177,000)
Net Cash used in investing Activities	(953,000)	(573,000)
Change in cash	15,120,000	868,000
Effect of exchange rate changes on cash	(19,000)	(107,000)
Cash, Beginning	11,713,000	9,625,000
Cash, Ending	$ 26,814,000	$ 10,386,000